Fair Value Measurements - Fair Value of Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020		Dec. 16, 2020
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of warrants	$ 60,688	$ 178,232	[1]
Private Warrant
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of warrants	60,700	53,700		$ 43,900
Fair Value, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total fair value	138,295	178,232
Fair Value, Recurring | Public Warrant
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of warrants	77,607	124,545
Fair Value, Recurring | Private Warrant
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of warrants	60,688	53,687
Level 1 | Fair Value, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total fair value	77,607	124,545
Level 1 | Fair Value, Recurring | Public Warrant
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of warrants	77,607	124,545
Level 3 | Fair Value, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total fair value	60,688	53,687
Level 3 | Fair Value, Recurring | Private Warrant
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of warrants	$ 60,688	$ 53,687

[1]	Reclassification of common stock warrants from equity classified to liability classified.